Fair Value Financials Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Carrying Amount and Fair Value Financial Instruments
	June 30, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 1,141,413	$ 1,141,413	$ 2,183,441	$ 2,183,441
Accounts receivable	273,895	273,895	251,535	251,535
Interest receivable	197,021	197,021	184,869	184,869
Mortgage loans receivable	23,231,337	25,815,605	23,607,655	23,905,564
Bond portfolio	16,658,937	16,100,937	15,847,807	15,389,807
Secured investor certificates	26,502,480	34,788,901	29,386,000	34,099,540

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$2,183,441	$2,183,441	$502,490	$502,490
Accounts receivable	251,535	251,535	260,785	260,785
Interest receivable	184,869	184,869	176,365	176,365
Mortgage loans receivable	23,607,655	23,905,564	24,158,787	25,353,731
Bond portfolio	15,847,807	15,389,807	14,687,775	14,687,775
Secured investor certificates	29,386,000	34,099,540	27,323,000	34,811,519